Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 29, 2017 ExchangeRate	Dec. 31, 2016 CNY (¥)
Line items representing significant accounting policies [Line Items]
Amount current liabilities of the Group exceeded current assets	¥ 165,900	$ 25,498		¥ 260,437
Estimated increase in credit loss allowance	1,000
Present value of the defined benefit obligation	68			¥ 75
Bottom of range [member]
Line items representing significant accounting policies [Line Items]
Recognition of contract asset	2,000
Top of range [member]
Line items representing significant accounting policies [Line Items]
Recognition of contract asset	2,500
US dollars [member]
Line items representing significant accounting policies [Line Items]
Foreign exchange currency rate, RMB per US$1.00 | ExchangeRate			6.5063
Revolving banking facilities and corporate bonds [member]
Line items representing significant accounting policies [Line Items]
Revolving banking facilities and registered quota of corporate bonds	307,400
Revolving banking facilities and registered quota of corporate bonds unutilized amount	¥ 271,500